Equity (Narrative) (Details) - USD ($)	1 Months Ended		9 Months Ended		16 Months Ended
	Aug. 31, 2016	May 31, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering (in shares)			3,323,576	18,996,152
Common Units
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering (in shares)	6,000,000	12,650,000
Price per common limited partner unit (in dollars per share)	$ 50.22	$ 52.40
Proceeds from public offering, net of underwriting discounts	$ 299,000,000	$ 656,000,000
At The Market Offering Program | Common Units
Limited Partners' Capital Account [Line Items]
Number of common units issued in public offering (in shares)			3,323,576	346,152	3,669,728
Proceeds from public offering, net of underwriting discounts			$ 171,000,000	$ 19,000,000	$ 190,000,000
Broker commission paid					$ 2,000,000
Maximum | At The Market Offering Program | Common Units
Limited Partners' Capital Account [Line Items]
Maximum aggregate amount of continuous units issuance authorized		$ 250,000,000